Acceptances - Summary of Acceptances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Miscellaneous current liabilities [abstract]
Payable under trade financing arrangements	₨ 110,936	$ 1,462	₨ 83,711
Acceptances	₨ 110,936	$ 1,462	₨ 83,711